STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
Capital Goods - 7.7%
Construction Partners, Cl. A	7,550	[a,b]	134,088
Curtiss-Wright	847		75,620
Energy Recovery	8,387	[a,b]	63,699
Kornit Digital	4,132	[a,b]	220,566
Mercury Systems	2,924	[b]	230,002
Proto Labs	435	[b]	48,924
SiteOne Landscape Supply	767	[a,b]	87,415
The AZEK Company	1,396	[b]	44,477
			904,791
Consumer Durables & Apparel - 1.0%
YETI Holdings	2,600	[a,b]	111,098
Consumer Services - 1.6%
OneSpaWorld Holdings	3,882	[a]	18,517
Planet Fitness, Cl. A	2,877	[a,b]	174,260
			192,777
Diversified Financials - .9%
Assetmark Financial Holdings	3,917	[a,b]	106,895
Energy - .4%
Cactus, Cl. A	2,511		51,802
Food & Staples Retailing - 1.5%
Grocery Outlet Holding	4,237	[a,b]	172,870
Food, Beverage & Tobacco - 3.7%
Calavo Growers	1,918		120,661
Freshpet	3,771	[b]	315,482
			436,143
Health Care Equipment & Services - 11.6%
1Life Healthcare	7,965	[a,b]	289,289
Align Technology	118	[b]	32,384
AtriCure	2,386	[b]	107,251
Evolent Health, Cl. A	6,301	[a,b]	44,863
Health Catalyst	2,944	[a,b]	85,876
iRhythm Technologies	1,554	[a,b]	180,093
Nevro	687	[b]	82,076
Tabula Rasa HealthCare	2,101	[a,b]	114,988
Teladoc Health	2,287	[a,b]	436,451
			1,373,271
Household & Personal Products - 1.2%
Inter Parfums	2,798		134,724

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Insurance - 2.9%
BRP Group, Cl. A	2,542	[b]	43,900
Palomar Holdings	3,535	[b]	303,162
			347,062
Materials - 1.4%
Alamos Gold, Cl. A	6,992		65,585
Constellium	4,492	[b]	34,499
Summit Materials, Cl. A	4,156	[a,b]	66,828
			166,912
Pharmaceuticals Biotechnology & Life Sciences - 22.6%
10X Genomics, CI. A	1,047	[b]	93,508
Acceleron Pharma	629	[a,b]	59,925
Adaptive Biotechnologies	1,469	[b]	71,070
Alector	2,347	[b]	57,361
Amicus Therapeutics	4,717	[b]	71,132
Arena Pharmaceuticals	1,930	[b]	121,493
Ascendis Pharma, ADR	407	[a,b]	60,195
AVROBIO	3,344	[b]	58,353
Beam Therapeutics	846	[a,b]	23,688
Biohaven Pharmaceutical Holding	1,825	[b]	133,426
Blueprint Medicines	494	[b]	38,532
CareDx	1,489	[b]	52,755
Crinetics Pharmaceuticals	2,292	[b]	40,156
CRISPR Therapeutics	912	[a,b]	67,023
Denali Therapeutics	3,752	[a,b]	90,723
Editas Medicine	1,894	[a,b]	56,025
FibroGen	2,250	[a,b]	91,193
Generation Bio	619	[b]	12,999
GW Pharmaceuticals, ADR	675	[a,b]	82,836
Iovance Biotherapeutics	1,732	[a,b]	47,543
MeiraGTx Holdings	2,164	[b]	27,093
NanoString Technologies	2,846	[a,b]	83,530
Natera	2,239	[b]	111,637
NeoGenomics	2,865	[b]	88,758
Pacific Biosciences of California	9,369	[b]	32,323
Passage Bio	2,911	[b]	79,558
Pliant Therapeutics	495	[b]	16,068
Prevail Therapeutics	3,947	[b]	58,810
PTC Therapeutics	2,177	[b]	110,461
Quanterix	4,000	[b]	109,560
Sarepta Therapeutics	818	[a,b]	131,158
Twist Bioscience	2,954	[b]	133,816
Ultragenyx Pharmaceutical	1,046	[a,b]	81,818
uniQure	1,139	[b]	51,323
Veracyte	1,615	[a,b]	41,829

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 22.6% (continued)
Voyager Therapeutics	4,194	[b]	52,928
Xenon Pharmaceuticals	6,037	[a,b]	75,704
Zogenix	1,964	[a,b]	53,048
			2,669,358
Real Estate - 1.6%
Physicians Realty Trust	4,150	[a,c]	72,708
Redfin	2,836	[a,b]	118,857
			191,565
Retailing - 4.6%
Etsy	1,408	[b]	149,572
National Vision Holdings	6,076	[b]	185,440
Ollie's Bargain Outlet Holdings	2,066	[a,b]	201,745
			536,757
Semiconductors & Semiconductor Equipment - 2.2%
Power Integrations	1,094		129,234
Semtech	2,512	[b]	131,177
			260,411
Software & Services - 24.3%
CACI International, Cl. A	906	[b]	196,493
Everbridge	2,678	[a,b]	370,528
HubSpot	878	[b]	196,979
I3 Verticals, Cl. A	5,335	[b]	161,384
Medallia	4,702	[a,b]	118,678
Mimecast	1,938	[b]	80,737
New Relic	756	[a,b]	52,088
Proofpoint	1,418	[b]	157,568
PROS Holdings	1,419	[b]	63,046
Q2 Holdings	1,689	[a,b]	144,899
Rapid7	4,862	[a,b]	248,059
Shopify, Cl. A	385	[b]	365,442
Twilio, Cl. A	2,470	[b]	541,967
Zendesk	1,902	[b]	168,384
			2,866,252
Technology Hardware & Equipment - 3.0%
Littelfuse	369		62,962
Lumentum Holdings	1,917	[b]	156,101
NETGEAR	1,829	[a,b]	47,353
nLight	4,137	[b]	92,090
			358,506
Telecommunication Services - 4.8%
Bandwidth, Cl. A	4,458	[a,b]	566,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.7% (continued)
Transportation - .7%
Marten Transport		3,460		87,054
Total Common Stocks (cost $6,737,024)				11,534,414

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 Growth ETF (cost $117,251)		575	[a]	118,950
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $157,119)	0.22	157,119	[d]	157,119

Investment of Cash Collateral for Securities Loaned - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $452,181)	0.22	452,181	[d]	452,181
Total Investments (cost $7,463,575)		103.8%		12,262,664
Liabilities, Less Cash and Receivables		(3.8%)		(452,809)
Net Assets		100.0%		11,809,855

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $3,913,619 and the value of the collateral was $3,906,007, consisting of cash collateral of $452,181 and U.S. Government & Agency securities valued at $3,453,826.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	11,534,414	-	-	11,534,414
Exchange-Traded Funds	118,950	-	-	118,950
Investment Companies	609,300	-	-	609,300

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2020, accumulated net unrealized appreciation on investments was $4,799,089, consisting of $5,003,900 gross unrealized appreciation and $204,811 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.